Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and dividend income
Loans, including fees	$ 10,676	$ 10,536	$ 10,222
Securities:
Taxable	3,019	3,541	5,397
Nontaxable	1,625	1,214	809
Federal funds sold and other	93	210	37
Total interest and dividend income	15,413	15,501	16,465
Interest expense
Deposits	1,750	2,188	3,116
Short-term borrowings	44	47	45
Federal Home Loan Bank advances	256	984	1,076
Total interest expense	2,050	3,219	4,237
Net interest income	13,363	12,282	12,228
Provision for loan losses	600	2,229	1,829
Net interest income after provision for loan losses	12,763	10,053	10,399
Noninterest income
Checking account fees	1,085	1,125	1,070
Visa check card interchange fees	549	442	353
Deposit and miscellaneous service fees	321	338	280
Mortgage banking activities	256	285	310
Loss on sales of other real estate owned	(38)	(24)	(112)
Securities gains, net	214	661	770
Gain on sale of SBA loans	171
Death benefit from life insurance policy	121
Other	353	363	301
Total noninterest income	3,032	3,190	2,972
Noninterest expense
Salaries and employee benefits	6,025	5,550	5,279
Data processing	1,160	1,033	909
Net occupancy	1,480	1,231	1,056
FDIC assessment	362	520	605
Professional and consulting fees	637	685	582
Franchise tax	360	348	327
Maintenance and repairs	237	203	187
Amortization of intangibles	107	90	225
Telephone	242	237	216
Marketing	240	240	233
Director fees	188	193	199
Directors pension expense	181	98	25
Software license and maintenance fees	245	202	189
Postage and supplies	283	295	304
Other	992	922	1,028
Total noninterest expense	12,739	11,847	11,364
Income before income taxes	3,056	1,396	2,007
Income tax expense	444	71	398
Net income	$ 2,612	$ 1,325	$ 1,609
Weighted average common shares outstanding	2,211,508	2,205,973	2,202,457
Basic and diluted earnings per common share	$ 1.18	$ 0.60	$ 0.73